Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Operating Segments

	2023
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Revenue (Note 7(a))	$3,425	$3,051	$8,535	$—	$15,011
Cost of sales	(2,713)	(2,651)	(4,504)	—	(9,868)
Gross profit	712	400	4,031	—	5,143
Other operating income (expense)	56	(86)	201	(944)	(773)
Profit (loss) from operations	768	314	4,232	(944)	4,370
Net finance income (expense)	(575)	(52)	(111)	576	(162)
Non-operating income (expense)	(190)	—	(17)	(59)	(266)
Share of profit of joint venture	2	—	—	—	2
Profit (loss) before taxes from continuing operations	5	262	4,104	(427)	3,944

Capital expenditures from continuing operations	4,018	298	1,442	24	5,782
	December 31, 2023
Goodwill (Note 18)	406	—	702	—	1,108
Total assets	$28,636	$4,581	$19,364	$3,612	$56,193
30. Segmented Information (continued)

	2022
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Revenue (Note 7(a))	$3,381	$3,526	$10,409	$—	$17,316
Cost of sales	(1,982)	(2,755)	(4,008)	—	(8,745)
Gross profit	1,399	771	6,401	—	8,571
Other operating income (expense)	(367)	(55)	(398)	(765)	(1,585)
Profit (loss) from operations	1,032	716	6,003	(765)	6,986
Net finance income (expense)	(248)	(38)	(86)	222	(150)
Non-operating income (expense)	(185)	9	35	(134)	(275)
Share of profit of joint venture	4	—	—	—	4
Profit (loss) before taxes from continuing operations	603	687	5,952	(677)	6,565

Capital expenditures from continuing operations	3,910	370	1,167	18	5,465
	December 31, 2022
Goodwill (Note 18)	416	—	702	—	1,118
Total assets from continuing operations	$23,801	$4,523	$18,070	$4,663	$51,057
Total assets from discontinued operations – Unallocated	—	—	—	—	1,302
Total assets	$23,801	$4,523	$18,070	$4,663	$52,359

Schedule of Geographical Areas
The geographical distribution of all our non-current assets in 2023, and for our non-current assets that were not classified as held for sale in 2022, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2023	December 31, 2022
Canada	$21,678	$20,104
Chile	22,400	19,206
United States	2,202	1,787
Peru	2,050	1,845
Mexico	165	—
Other	36	34
	$48,531	$42,976